JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	8,764	3,626,631
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	2,451	477,675
Airlines — 0.1%
Copa Holdings SA, Class A (Panama) *	11,928	801,800
Auto Components — 0.2%
Gentex Corp.	44,934	1,268,037
Banks — 0.5%
Bank of Hawaii Corp.	9,052	725,156
Commerce Bancshares, Inc.	19,643	1,365,016
US Bancorp	13,922	657,119
		2,747,291
Beverages — 0.5%
Brown-Forman Corp., Class B	21,757	1,614,805
Coca-Cola Co. (The)	21,765	1,396,660
		3,011,465
Biotechnology — 4.0%
AbbVie, Inc.	49,373	7,085,519
Amgen, Inc.	19,330	4,783,595
Biogen, Inc. *	5,710	1,227,992
Gilead Sciences, Inc.	43,905	2,623,324
Moderna, Inc. *	16,607	2,725,043
Regeneron Pharmaceuticals, Inc. *	3,675	2,137,711
Vertex Pharmaceuticals, Inc. *	11,731	3,289,490
		23,872,674
Building Products — 0.3%
A O Smith Corp.	13,405	848,134
Allegion plc	9,622	1,017,046
Lennox International, Inc.	10	2,395
		1,867,575
Capital Markets — 3.4%
BlackRock, Inc.	5,024	3,361,960
Cboe Global Markets, Inc.	7,518	927,571
FactSet Research Systems, Inc.	3,795	1,630,636
Intercontinental Exchange, Inc.	17,570	1,791,964
MarketAxess Holdings, Inc.	2,159	584,614
Moody's Corp.	8,063	2,501,546
Morningstar, Inc.	2,383	608,499
Nasdaq, Inc.	9,491	1,716,922
S&P Global, Inc.	10,682	4,026,366
SEI Investments Co.	17,947	993,546
T. Rowe Price Group, Inc.	11,934	1,473,491
Virtu Financial, Inc., Class A	26,520	618,712
		20,235,827

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 0.9%
Celanese Corp.	10,442	1,227,039
CF Industries Holdings, Inc.	18,795	1,794,735
Linde plc(United Kingdom)	7,295	2,203,090
NewMarket Corp.	644	200,155
		5,425,019
Commercial Services & Supplies — 2.0%
Cintas Corp.	5,211	2,217,228
Clean Harbors, Inc. *	8,121	792,528
Copart, Inc. *	15,225	1,950,323
Republic Services, Inc.	14,269	1,978,540
Rollins, Inc.	39,967	1,541,527
Waste Management, Inc.	19,308	3,177,324
		11,657,470
Communications Equipment — 1.8%
Cisco Systems, Inc.	127,829	5,799,602
F5, Inc. *	4,704	787,261
Lumentum Holdings, Inc. *	14,954	1,352,739
Motorola Solutions, Inc.	8,445	2,014,893
Ubiquiti, Inc.	3,291	992,664
		10,947,159
Distributors — 0.3%
Genuine Parts Co.	12,246	1,872,046
Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc. *	13,697	1,315,871
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B *	35,777	10,754,566
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	109,075	5,038,174
Electric Utilities — 1.5%
Evergy, Inc.	9,338	637,412
Hawaiian Electric Industries, Inc.	16,084	680,353
IDACORP, Inc.	8,006	894,430
NextEra Energy, Inc.	55,646	4,701,531
NRG Energy, Inc.	19,019	717,967
PPL Corp.	37,014	1,076,367
		8,708,060
Electrical Equipment — 0.2%
Acuity Brands, Inc.	5,433	990,979
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	12,783	985,952
Corning, Inc.	24,117	886,541
IPG Photonics Corp. *	6,248	665,912
Keysight Technologies, Inc. *	11,858	1,928,111
		4,466,516

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 1.3%
Activision Blizzard, Inc.	35,194	2,813,760
Electronic Arts, Inc.	15,809	2,074,615
Live Nation Entertainment, Inc. *	16,657	1,565,592
World Wrestling Entertainment, Inc., Class A	17,255	1,195,944
		7,649,911
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	14,780	4,002,867
Camden Property Trust	5,947	839,122
Crown Castle International Corp.	8,965	1,619,617
Equity LifeStyle Properties, Inc.	16,333	1,200,802
Equity Residential	10,646	834,540
Extra Space Storage, Inc.	9,526	1,805,367
Gaming and Leisure Properties, Inc.	11,328	588,943
Lamar Advertising Co., Class A	13,986	1,413,425
Life Storage, Inc.	6,890	867,382
Public Storage	7,536	2,459,826
Rayonier, Inc.	18,411	695,015
Simon Property Group, Inc.	14,275	1,550,836
Weyerhaeuser Co.	37,661	1,367,848
		19,245,590
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	12,536	336,592
Costco Wholesale Corp.	14,955	8,095,141
		8,431,733
Food Products — 0.5%
Flowers Foods, Inc.	18,716	531,722
General Mills, Inc.	6,950	519,790
Hershey Co. (The)	7,495	1,708,560
		2,760,072
Gas Utilities — 0.3%
National Fuel Gas Co.	18,131	1,311,597
UGI Corp.	11,352	489,952
		1,801,549
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	28,941	3,149,939
Edwards Lifesciences Corp. *	28,643	2,879,767
IDEXX Laboratories, Inc. *	4,638	1,851,397
QuidelOrtho Corp. *	6,628	676,321
ResMed, Inc.	7,166	1,723,566
		10,280,990
Health Care Providers & Services — 0.9%
Chemed Corp.	2,897	1,393,718
DaVita, Inc. *	11,085	932,914

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
McKesson Corp.	7,724	2,638,364
Premier, Inc., Class A	9,242	355,447
		5,320,443
Hotels, Restaurants & Leisure — 3.5%
Airbnb, Inc., Class A *	7,538	836,567
Booking Holdings, Inc. *	1,722	3,333,258
Choice Hotels International, Inc.	10,404	1,257,532
Domino's Pizza, Inc.	3,594	1,409,243
Expedia Group, Inc. *	14,076	1,492,760
McDonald's Corp.	25,697	6,767,819
Starbucks Corp.	44,714	3,790,853
Yum! Brands, Inc.	17,982	2,203,514
		21,091,546
Household Durables — 0.3%
NVR, Inc. *	341	1,498,047
Household Products — 2.6%
Church & Dwight Co., Inc.	11,580	1,018,693
Clorox Co. (The)	9,195	1,304,219
Colgate-Palmolive Co.	38,129	3,002,277
Kimberly-Clark Corp.	696	91,726
Procter & Gamble Co. (The)	72,210	10,030,691
		15,447,606
Industrial Conglomerates — 0.6%
3M Co.	22,341	3,200,125
Honeywell International, Inc.	2,794	537,733
		3,737,858
Insurance — 4.7%
Aflac, Inc.	37,289	2,136,660
Allstate Corp. (The)	16,773	1,961,938
Aon plc, Class A	10,410	3,029,726
Arch Capital Group Ltd. *	29,256	1,298,966
Arthur J Gallagher & Co.	13,332	2,386,295
Brown & Brown, Inc.	24,743	1,610,769
Chubb Ltd.	12,281	2,316,688
Erie Indemnity Co., Class A	4,774	970,841
Fidelity National Financial, Inc.	22,867	913,765
Globe Life, Inc.	12,184	1,227,294
Hanover Insurance Group, Inc. (The)	2,769	377,886
Marsh & McLennan Cos., Inc.	21,497	3,524,648
Progressive Corp. (The)	26,464	3,044,948
Travelers Cos., Inc. (The)	11,676	1,852,981
W R Berkley Corp.	22,407	1,401,110
		28,054,515
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A *	102,656	11,940,946

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Meta Platforms, Inc., Class A *	64,925	10,329,567
Pinterest, Inc., Class A *	34,546	672,956
		22,943,469
IT Services — 8.4%
Accenture plc, Class A	20,820	6,376,333
Akamai Technologies, Inc. *	12,558	1,208,331
Amdocs Ltd.	12,304	1,071,186
Automatic Data Processing, Inc.	16,972	4,092,289
Broadridge Financial Solutions, Inc.	10,417	1,672,449
Cognizant Technology Solutions Corp., Class A	30,924	2,101,595
Gartner, Inc. *	6,810	1,807,919
International Business Machines Corp.	28,331	3,705,412
Jack Henry & Associates, Inc.	6,811	1,415,121
Mastercard, Inc., Class A	27,726	9,809,182
Paychex, Inc.	18,412	2,361,891
SS&C Technologies Holdings, Inc.	14,338	848,379
VeriSign, Inc. *	7,244	1,370,275
Visa, Inc., Class A	52,186	11,069,172
Western Union Co. (The)	45,924	781,627
		49,691,161
Life Sciences Tools & Services — 0.9%
Bio-Techne Corp.	3,938	1,517,232
Mettler-Toledo International, Inc. *	1,478	1,994,901
Waters Corp. *	4,395	1,599,912
		5,112,045
Machinery — 1.9%
Allison Transmission Holdings, Inc.	18,504	774,763
Cummins, Inc.	7,966	1,762,955
Donaldson Co., Inc.	18,156	987,868
Graco, Inc.	20,502	1,376,914
IDEX Corp.	7,403	1,545,376
Illinois Tool Works, Inc.	14,008	2,910,302
Lincoln Electric Holdings, Inc.	9,497	1,343,256
Toro Co. (The)	5,677	488,165
		11,189,599
Media — 0.9%
Charter Communications, Inc., Class A *	1,723	744,508
Interpublic Group of Cos., Inc. (The)	50,157	1,498,190
Omnicom Group, Inc.	22,016	1,537,598
Sirius XM Holdings, Inc. (a)	206,202	1,377,429
		5,157,725
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	68,886	2,173,353
Newmont Corp.	26,325	1,191,996

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Southern Copper Corp. (Peru)	21,249	1,058,200
SSR Mining, Inc. (Canada)	28,051	461,720
		4,885,269
Multiline Retail — 0.9%
Dollar General Corp.	10,330	2,566,282
Target Corp.	16,937	2,767,167
		5,333,449
Multi-Utilities — 0.5%
CMS Energy Corp.	16,417	1,128,340
WEC Energy Group, Inc.	18,753	1,946,749
		3,075,089
Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp.	69,238	696,534
APA Corp.	32,763	1,217,801
Chevron Corp.	41,940	6,868,933
Coterra Energy, Inc.	55,443	1,696,001
Devon Energy Corp.	28,538	1,793,613
EOG Resources, Inc.	23,920	2,660,383
Exxon Mobil Corp.	90,546	8,776,624
PDC Energy, Inc.	16,137	1,060,040
Targa Resources Corp.	21,976	1,518,761
Texas Pacific Land Corp.	613	1,124,150
		27,412,840
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	7,677	488,488
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	8,547	2,334,186
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	38,976	2,875,649
Eli Lilly & Co.	24,521	8,084,329
Johnson & Johnson	61,748	10,776,261
Merck & Co., Inc.	82,900	7,406,286
Pfizer, Inc.	172,358	8,705,803
Zoetis, Inc.	18,697	3,413,137
		41,261,465
Professional Services — 0.5%
Robert Half International, Inc.	13,982	1,106,535
Verisk Analytics, Inc.	9,483	1,804,141
		2,910,676
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	23,586	2,019,433

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Road & Rail — 0.9%
Landstar System, Inc.	5,156	807,326
Union Pacific Corp.	21,136	4,804,213
		5,611,539
Semiconductors & Semiconductor Equipment — 8.2%
Analog Devices, Inc.	21,974	3,778,649
Applied Materials, Inc.	36,063	3,821,957
Broadcom, Inc.	13,363	7,155,619
Intel Corp.	130,342	4,732,718
KLA Corp.	7,628	2,925,643
Microchip Technology, Inc.	32,817	2,259,779
NVIDIA Corp.	47,068	8,548,961
Qorvo, Inc. *	10,735	1,117,191
QUALCOMM, Inc.	39,715	5,761,058
Skyworks Solutions, Inc.	9,253	1,007,467
Teradyne, Inc.	16,468	1,661,456
Texas Instruments, Inc.	33,280	5,953,459
		48,723,957
Software — 9.7%
Adobe, Inc. *	16,206	6,646,405
Aspen Technology, Inc. *	4,097	836,247
Autodesk, Inc. *	11,620	2,513,638
Cadence Design Systems, Inc. *	15,256	2,838,836
Crowdstrike Holdings, Inc., Class A *	9,223	1,693,343
DocuSign, Inc. *	13,642	872,815
Dolby Laboratories, Inc., Class A	17,060	1,320,444
DoubleVerify Holdings, Inc. *	672	15,409
Dropbox, Inc., Class A *	57,550	1,308,687
Dynatrace, Inc. *	14,684	552,559
Fortinet, Inc. *	38,426	2,292,111
Intuit, Inc.	9,762	4,453,132
Manhattan Associates, Inc. *	11,574	1,628,115
Microsoft Corp.	45,050	12,647,337
NortonLifeLock, Inc.	65,334	1,602,643
Palo Alto Networks, Inc. *	5,033	2,511,970
Paycom Software, Inc. *	3,931	1,299,156
Roper Technologies, Inc.	4,291	1,873,751
ServiceNow, Inc. *	8,039	3,590,700
Synopsys, Inc. *	8,023	2,948,452
Teradata Corp. *	33,446	1,280,647
VMware, Inc., Class A	14,045	1,632,029
Zoom Video Communications, Inc., Class A *	9,799	1,017,724
		57,376,150
Specialty Retail — 3.5%
AutoZone, Inc. *	1,145	2,447,312
Dick's Sporting Goods, Inc. (a)	9,591	897,622
Home Depot, Inc. (The)	30,930	9,308,074

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	691	132,347
O'Reilly Automotive, Inc. *	3,709	2,609,615
Tractor Supply Co.	7,391	1,415,229
Ulta Beauty, Inc. *	4,253	1,654,034
Victoria's Secret & Co. *	29,135	1,076,830
Williams-Sonoma, Inc.	10,134	1,463,552
		21,004,615
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	83,103	13,505,068
Dell Technologies, Inc., Class C	16,946	763,587
NetApp, Inc.	13,969	996,409
		15,265,064
Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp. *	4,493	1,407,253
NIKE, Inc., Class B	18,788	2,159,117
Tapestry, Inc.	41,152	1,383,942
Under Armour, Inc., Class A *	69,378	642,440
		5,592,752
Tobacco — 1.4%
Altria Group, Inc.	74,188	3,253,886
Philip Morris International, Inc.	55,020	5,345,193
		8,599,079
Trading Companies & Distributors — 0.6%
Fastenal Co.	9,059	465,270
Watsco, Inc.	4,443	1,217,160
WW Grainger, Inc.	3,416	1,856,699
		3,539,129
Total Common Stocks (Cost $587,547,339)		593,931,874
Short Term Investments — 0.3%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c) (Cost $271,790)	271,790	271,790

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (b) (c)	497,925	497,676
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	1,243,530	1,243,530
Total Investment of Cash Collateral from Securities Loaned (Cost $1,741,255)		1,741,206
Total Short Term Investments (Cost $2,013,045)		2,012,996
Total Investments — 100.2% (Cost $589,560,384)		595,944,870
Liabilities in Excess of Other Assets — (0.2)%		(1,149,099)
NET ASSETS — 100.0%		594,795,771

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $1,719,088.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-Mini S&P 500 Index	20	09/16/2022	USD	413,475	38,282

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$595,944,870	$—	$—	$595,944,870
Appreciation in Other Financial Instruments
Futures Contracts (a)	$38,282	$—	$—	$38,282

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$6,249,325	$16,000,000	$21,750,000	$(1,600)	$(49)	$497,676	497,925	$2,653	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	244,069	17,399,933	17,372,212	—	—	271,790	271,790	3,522	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	1,942,017	34,476,883	35,175,370	—	—	1,243,530	1,243,530	7,251	—
Total	$8,435,411	$67,876,816	$74,297,582	$(1,600)	$(49)	$2,012,996		$13,426	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.